Summary of principle accounting policies - Dividends and treasury shares (Details) ¥ in Thousands, $ in Millions		24 Months Ended
	Sep. 28, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Summary of principal accounting policies
Dividends | ¥		¥ 0
Share Repurchase Program Duration	12 months
Treasury Stock, Authorized to Repurchase | $	$ 50